Angel Oak Dynamic Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
Corporate Obligations ― 127.17%	Amount	Value
Financial ― 127.17%
A10 Capital LLC, 5.875%, 8/17/2026 (a)	$1,000,000	$947,647
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (a)(b)(c)	1,000,000	971,186
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	1,000,000	973,868
Arena Finance LLC, 6.750%, 9/30/2025 (a)(c)	2,000,000	2,002,500
B. Riley Financial, Inc., 6.375%, 2/28/2025 (d)	1,000,000	1,016,800
B. Riley Financial, Inc., 5.500%, 3/31/2026 (d)	500,000	496,800
Bancorp Bank, 4.750%, 8/15/2025 (c)	1,000,000	1,010,696
Bank of California, 4.375% (SOFR + 4.195%), 10/30/2030 (b)(c)	1,675,000	1,651,248
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(b)	1,500,000	1,463,626
BayCom Corp., 5.250% (SOFR + 5.210%), 9/15/2030 (b)(c)	2,000,000	2,032,567
BayFirst Financial Corp., 4.500%, 6/30/2031 (a)	1,000,000	944,396
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	2,000,000	2,065,000
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (b)(c)	3,000,000	3,095,165
CB Financial Services, Inc., 3.875% (SOFR + 2.800%), 12/15/2031 (a)(b)	1,000,000	938,567
CB&T Holding Corp., 6.250% (SOFR + 6.015%), 12/15/2030 (a)(b)	2,500,000	2,700,000
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (b)	1,000,000	987,714
Citizens Community Bancorp, Inc., 6.000% (SOFR + 5.910%), 9/1/2030 (a)(b)	2,000,000	1,989,594
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (a)(c)	3,000,000	2,988,750
Clear Street Capital LLC, 6.000%, 10/15/2025 (a)(c)	2,500,000	2,443,618
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (a)(b)	1,000,000	1,003,827
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (a)(c)	1,000,000	931,791
Cowen, Inc., 7.250%, 5/6/2024 (a)(c)	2,000,000	2,051,962
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(b)(c)	2,000,000	2,068,087
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(c)	2,500,000	2,601,572
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (a)	1,500,000	1,491,798
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (b)	2,000,000	2,024,656
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (b)(c)	3,000,000	3,206,706
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (b)(c)	2,000,000	2,043,442
FedNat Holding Co., 7.750%, 3/15/2029 (c)	2,000,000	2,050,000
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (b)	1,000,000	955,195
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (b)(c)	2,000,000	1,979,922
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(b)(c)	2,500,000	2,536,952
Flagstar Bancorp, Inc., 4.125% (SOFR + 3.910%), 11/1/2030 (b)(c)	2,000,000	1,965,243
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	2,000,000	1,870,000
Hilltop Holdings, Inc., 6.125% (SOFR + 5.800%), 5/15/2035 (b)	250,000	259,691
HomeStreet, Inc., 3.500% (SOFR + 2.150%), 1/30/2032 (b)(c)	1,000,000	935,190
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (b)(c)	1,500,000	1,490,452
Maple Financial Holdings, Inc., 5.000% (SOFR + 4.670%), 2/15/2031 (a)(b)	1,000,000	954,165
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)(c)	1,500,000	1,554,525
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (b)(c)	2,500,000	2,592,050
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (a)(c)	3,000,000	3,052,500
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)(c)	2,500,000	2,579,351
PCAP Holdings LP, 6.500%, 7/15/2028 (a)(c)	2,000,000	1,920,752
Piedmont Bancorp, Inc., 5.750% (SOFR + 5.615%), 9/1/2030 (a)(b)	2,500,000	2,471,989
Premia Holdings Ltd., 6.900%, 9/23/2030 (a)(e)	3,000,000	3,048,750
Primis Financial Corp., 5.400% (TSFR3M + 5.310%), 9/1/2030 (b)(c)	2,000,000	2,021,720
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (a)(b)	1,000,000	1,006,760
Ready Capital Corp., 6.200%, 7/30/2026 (d)	491,700	500,747
Ready Capital Corp., 5.750%, 2/15/2026 (d)	2,000,000	1,984,000
South Street Securities Funding LLC, 6.250%, 12/30/2026 (a)	1,000,000	963,953
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(b)	2,500,000	2,512,331
Sterling Bancorp, 3.875% (TSFR3M + 3.690%), 11/1/2030 (b)(c)	1,000,000	988,091
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,898,984
Trinity Capital, Inc., 7.000%, 1/16/2025 (d)(e)	2,000,000	2,095,000
Triumph Bancorp, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (b)(c)	3,000,000	2,990,036
United Insurance Holdings Corp., 6.250%, 12/15/2027 (c)	1,670,000	1,619,463
US Metro Bancorp, Inc., 5.650% (SOFR + 5.430%), 11/1/2030 (a)(b)(c)	2,000,000	1,940,666
VyStar Credit Union, 4.250%, 3/15/2032 (a)	1,000,000	963,586
TOTAL CORPORATE OBLIGATIONS (Cost ― $101,171,018)		$101,845,647

Preferred Stocks ― 13.35%	Shares
Financial ― 7.74%
Atlantic Union Bankshares Corp., 6.875%	20,000	514,400
B. Riley Financial, Inc., 7.375%	40,000	1,039,600
Clear Street Group, Inc., 7.000% (a)(e)(f)	40,000	1,000,000
CNB Financial Corp., 7.125%	20,000	525,200
Dime Community Bancshares, Inc., 5.500%	25,000	552,500
First Merchants Corp., 7.500%	20,000	517,200
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)	40,000	1,030,600
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (b)	19,500	507,780
United Community Banks, Inc., 6.875%	20,000	506,000
		6,193,280
Real Estate Investment Trust ― 5.61%
AGNC Investment Corp., 7.000% (3 Month LIBOR USD + 5.111%) (b)	40,000	984,800
Annaly Capital Management, Inc., 6.950% (3 Month LIBOR USD + 4.993%) (b)	40,000	993,200
Ellington Financial, Inc., 6.750% (3 Month LIBOR USD + 5.196%) (b)	20,000	483,800
New Residential Investment Corp., 7.000% (H15T5Y + 6.223%) (b)	60,000	1,405,200
TPG RE Finance Trust, Inc., 6.250%	30,000	626,250
		4,493,250
TOTAL PREFERRED STOCKS (Cost ― $10,481,514)		$10,686,530

Short-Term Investments ― 0.88%
Money Market Funds ― 0.88%
First American Government Obligations Fund, Class U, 0.237% (g)	706,040	706,040
TOTAL SHORT-TERM INVESTMENTS (Cost ― $706,040)		$706,040
TOTAL INVESTMENTS ― 141.40% (Cost ― $112,358,572)		$113,238,217
Liabilities in Excess of Other Assets ― (41.40%)		(33,151,888)
NET ASSETS ― 100.00%		$80,086,329

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to $56,974,785 or 71.14% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2022, the value of securities pledged amounted to $61,316,203.
(d)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(e)
As of April 30, 2022, the Fund has fair valued these securities under the procedures established by the Fund's Board of Trustees. The value of these securities amounted to $6,143,750 or 7.67% of net assets.
Value determined using significant unobservable inputs.

(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(g)	Rate disclosed is the seven day yield as of April 30, 2022.

Schedule of Open Reverse Repurchase Agreements

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	1.801%	4/14/2022	5/12/2022	$13,588,010	$13,569,000
Lucid Management and Capital Partners LP	2.288%	4/14/2022	7/14/2022	21,190,877	21,069,000
					$34,638,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations, corporate obligations, and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$96,701,897	$5,143,750	$101,845,647
Preferred Stocks	8,655,930	1,030,600	1,000,000	10,686,530
Short-Term Investments	706,040	-	-	706,040
Total	9,361,970	97,732,497	6,143,750	113,238,217
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$-	$34,638,000	$-	$34,638,000

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund recognized $2,095,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Corporate Obligations	$3,048,750	$(1,177)	$-	$1,177	$-	$-	$2,095,000	$-	$5,143,750
Preferred Stocks	$1,000,000	$-	$-	$-	$-	$-	$-	$-	$1,000,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2022, is $1,177.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$3,048,750	Broker Quote	Third party	$101.63
Corporate Obligations	$2,095,000	Model Technique	Limited trading	$26.19
Preferred Stock	$1,000,000	Consensus Pricing	Trading of comparable securities and other deals with similar coupons and characteristics	$25.00

*Input presents information for one security and reflects the value as of April 30, 2022.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$-	$13,569,000	$21,069,000	$-	$34,638,000
Total	$-	$13,569,000	$21,069,000	$-	$34,638,000